                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07448

TCW/DW Term Trust 2003
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Item 1 - Report to Shareholders



TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2003

DEAR SHAREHOLDER:

For the six months ended September 30, 2003, the net asset value of TCW/DW Term Trust 2003 decreased from $10.87 to $10.68 per share. Based on this change, and including reinvestment of dividends totaling $0.18 per share, the Trust's total return for the period was -0.09 percent. Over the same period, the market price of the Trust's shares NAV on the New York Stock Exchange (NYSE) decreased from $10.73 to $10.59. Based on this change and including reinvestment of dividends, the Trust's total market value return for the period was 0.36 percent.


THE MARKET
The U.S. economy entered the Iraq war in a soft spot and has been slow to recover. Many factors and policies have been put in place to promote economic expansion, including a lower dollar, reduced energy costs, lower taxes, higher stock prices and profits, and increased defense spending. Declines in long-term interest rates and mortgage rates have also helped, but manufacturing and labor have languished all year. In June, the Fed implemented a 25-basis-point rate cut that disappointed investors and fueled a sharp sell-off in the fixed-income market. The yield on 10-year U.S. Treasuries rose from its multidecade low of
3.11 percent on June 13 to 4.60 percent on September 2, then fell to 3.94 percent on September 30. The Fed is now on hold, citing the fragile recovery, low inflation and a weak labor market. In its latest directive, the Federal Open Market Committee confirmed that it is a long way from changing its dovish bias and raising rates.

Volatility has been high since the end of May, exacerbated by limited supply and thin dealer positions in many subsectors of the mortgage market. Another drag on mortgage returns over the past three or four months has been the overhang of mortgage extension risk. With so many investors concerned about this issue of mortgage extension, it was not unexpected for mortgages to underperform during the sell-off, then recoup some of those losses when the market rallied. But with rates now more than 100 basis points above the lows of mid June, convexity risk is skewed toward the call side or duration shortening. The duration of the benchmark Lehman Mortgage Index extended from 0.58 years at the end of May to
3.22 years at the end of August, then drew back to 2.5 years by the end of September.

Prepayments rose to an all-time high this summer, with 30-year Fannie Maes, for example, prepaying at an overall rate that exceeded 60 percent of the conditional prepayment rate (CPR) while several coupons prepaid in excess of 80 percent CPR. But the interest-rate increase since mid June portends a significant slowdown in prepayments over the next few months. The exact timing of these decelerations is harder to predict. Analysts have been looking closely at estimates of mortgage banker capacity, the fullness of pipelines and processing lags. Most agree that the October report will see sharp declines in prepayment. These forecasts are supported by declines in refinancing activity and increases in mortgage rates. From a record high of 9977.80 on May 30 the MBA Refi Index fell to a 12-month low of 1981.50 on

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2003 CONTINUED

August 29. Since then the index has risen somewhat but remains below 3000, a solid indication of reduced prepayment activity in the coming weeks. Further, mortgage rates have risen. The FHLMC's 30-year fixed mortgage rate bottomed out at 5.21 percent in mid June, rose to 6.44 percent in early September, then declined to just under 6.00 percent by the end of September.


THE PORTFOLIO
As of September 30, 2003, approximately 6 percent of the Trust was invested in mortgage pass-through securities issued by agencies of the U.S. government or was in AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that corresponded closely to the termination date of the Trust. An additional 1 percent was invested in inverse floating-rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately 67 percent was invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role, as the Trust seeks to achieve its objective of returning the original $10 per share offering price to shareholders at maturity. The remaining 26 percent of the Trust was invested in U.S. government obligations. At September 30, 2003, there was no leverage in the Trust.

The Trust's net asset value and NYSE market value will continue to fluctuate in response to changes in market conditions and interest rates. We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During this period the Trust did not purchase shares of common stock.


PLAN OF LIQUIDATION
TCW/DW Term Trust 2003 is scheduled to terminate on or about December 31, 2003. In light of this expected termination, on January 28, 2003, the Board of Trustees adopted a plan of liquidation, which took effect April 1. Under this plan, any regular, monthly distributions declared to shareholders after April 1, 2003 (i.e., starting with the distribution declared on April 29, 2003, and paid on May 23, 2003) and up to the Trust's termination date will be deemed to be liquidation distributions.

In preparation for termination, the Trust has determined that the last day of trading of the Trust's shares on the New York Stock Exchange (NYSE symbol: TMT) will be December 5, 2003, and, after the close of business on that date, shareholders will no longer be able to sell their shares on the New York Stock Exchange. All shareholders of record as of December 5, 2003, will receive a final distribution on December 15, 2003, which will constitute a liquidation distribution representing all or substantially all of the net assets of the Trust, with each shareholder receiving a final payment equal to the net asset value of his or her shares. It is currently anticipated that the Trust will meet its objective of returning at least $10.00 per share at its termination date of December 15, 2003.

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2003 CONTINUED

We appreciate your support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.


Very truly yours,





/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2003 (UNAUDITED)


 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE           VALUE
-----------                                                                      -----------   ----------- --------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (25.7%)
$ 10,000    Federal Home Loan Banks ............................................   6.375%      11/14/03    $10,062,490
 138,000    Federal Home Loan Mortgage Corp. ...................................   6.375       11/15/03    138,885,822
  34,000    Federal National Mortgage Assoc. ...................................   3.125       11/15/03     34,083,912
  30,000    Federal National Mortgage Assoc. ...................................   4.75        11/14/03     30,130,290
                                                                                                           -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $212,949,668)................................   213,162,514
                                                                                                           -----------
            TAX-EXEMPT MUNICIPAL BONDS (9.7%)

            EDUCATIONAL FACILITIES REVENUE (2.3%)
  11,445    Houston Independent School District, Texas, Refg ...................   0.00        08/15/04     11,340,622
   8,100    Spring Independent School District, Texas, Refg Ser 1993 ...........   0.00        02/15/04      8,068,248
                                                                                                           -----------
                                                                                                            19,408,870
                                                                                                           -----------
            ELECTRIC REVENUE (2.1%)
  17,500    San Antonio, Texas, Electric & Gas Refg Ser A (Ambac) ETM ..........   0.00        02/01/04     17,438,400
                                                                                                           -----------
            GENERAL OBLIGATION (2.2%)
   5,000    Scottsdale, Arizona, Refg (Secondary MBIA) .........................   0.00        07/01/04      4,959,900
            Port of Oakland, California,
   3,000       Refg Ser 1993 F (MBIA) ..........................................   0.00        11/01/03      2,997,150
   3,500       Refg Ser 1993 F (MBIA) ..........................................   0.00        11/01/04      3,451,805
   6,500    New Orleans, Louisiana, Refg (Ambac) ...............................   0.00        09/01/04      6,438,315
                                                                                                           -----------
                                                                                                            17,847,170
                                                                                                           -----------
            HOSPITAL REVENUE (1.2%)
  10,000    California Statewide Communities Development Authority,
            UniHealth Ser A (Ambac) ETM ........................................   0.00        10/01/04      9,885,700
                                                                                                           -----------
            OTHER REVENUE (0.7%)
   5,460    Rosemont, Illinois, Tax Increment Ser C-3 (FGIC) ...................   0.00        12/01/03      5,450,390
                                                                                                           -----------
            Water & Sewer Revenue (1.2%)
  10,000    Houston Texas, Water & Sewer Jr Lien Ser C (Ambac) .................   0.00        12/01/03      9,982,400
                                                                                                           -----------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $78,014,583).........................................    80,012,930
                                                                                                           -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%)
            U.S. GOVERNMENT AGENCIES (6.0%)
   1,905    Federal Home Loan Mortgage Corp. 1409 S (PAC) ...................... 22.855(+)     11/15/07      2,417,871
  16,447    Federal Home Loan Mortgage Corp. 1465 G (PAC) ......................   7.00        12/15/07     16,917,875
   1,787    Federal Home Loan Mortgage Corp. 1563 SA ........................... 14.152(+)     08/15/08      1,812,158
  21,943    Federal Home Loan Mortgage Corp. 1602 PW (PAC) .....................   6.50        12/15/21     22,291,188

                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2003 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                       COUPON       MATURITY
 THOUSANDS                                                                        RATE          DATE           VALUE
-----------                                                                  -------------   ----------- ---------------
$  578      Federal National Mortgage Assoc. 1993-101 SA (TAC) .............     9.227(+)%   06/25/08      $    578,587
   551      Federal National Mortgage Assoc. 1993-101 SB (TAC) .............    24.42(+)     06/25/08           555,405
   312      Federal National Mortgage Assoc. 1993-173 S ....................    16.50(+)     09/25/08           313,786
 2,521      Federal National Mortgage Assoc. 1993-72 S .....................     8.75(+)     05/25/08         2,627,816
 1,775      Federal National Mortgage Assoc. 1993-196 SA ...................    18.379(+)    10/25/08         2,006,474
                                                                                                           ------------
            TOTAL U.S. GOVERNMENT AGENCIES (Cost $47,280,723).........................................       49,521,160
                                                                                                           ------------
            PRIVATE ISSUES (1.0%)
 1,893      Prudential Home Mortgage Securities 1993-35 A12 ................     6.75        09/25/08         1,889,575
 1,019      Prudential Home Mortgage Securities 1993-23 A12 (PAC) ..........     6.50        07/25/08         1,019,647
 5,426      Prudential Home Mortgage Securities 1993-60 A3 (PAC) ...........     6.75        12/25/23         5,420,116
                                                                                                           ------------
            TOTAL PRIVATE ISSUES (COST $7,384,131)....................................................        8,329,338
                                                                                                           ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $54,664,854)..............................       57,850,498
                                                                                                           ------------
            U.S. Government Agency Mortgage Pass-Through Securities (0.8%)
 1,689      Federal Home Loan Mortgage Corp. PC Gold .......................     6.00        06/01/08         1,764,406
 1,567      Federal National Mortgage Assoc. (ARM) .........................     4.69        08/01/30         1,611,770
 1,208      Federal National Mortgage Assoc. (ARM) .........................     4.788       07/01/30         1,246,658
   399      Federal National Mortgage Assoc. (ARM) .........................     4.894       07/01/30           408,729
   238      Federal National Mortgage Assoc. ...............................     5.346       07/01/30           239,225
   488      Federal National Mortgage Assoc. ...............................     5.50        02/01/09           508,891
   419      Federal National Mortgage Assoc. ...............................     7.00        08/01/08           446,009
                                                                                                           ------------
            TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES (Cost $5,960,694)...........        6,225,688
                                                                                                           ------------
            SHORT-TERM INVESTMENTS (56.3%)
            U.S. GOVERNMENT AGENCIES (A) (38.8%)
60,000      Federal Home Loan Banks ........................................     1.07        12/17/03        59,860,900
12,000      Federal Home Loan Banks ........................................     1.08        12/15/03        11,972,640
14,000      Federal Home Loan Mortgage Corp. ...............................     0.97        12/04/03        13,975,481
10,500      Federal National Mortgage Assoc. ...............................     0.96        12/12/03        10,479,560
40,000      Federal National Mortgage Assoc. ...............................     1.04        12/17/03        39,909,866
50,000      Federal National Mortgage Assoc. ...............................     1.06        12/17/03        49,885,167
 2,000      Federal National Mortgage Assoc. ...............................     1.065       12/16/03         1,995,444
 9,000      Federal National Mortgage Assoc. ...............................     1.07        12/09/03         8,981,275
21,000      Federal National Mortgage Assoc. ...............................     1.20        12/19/03        20,944,000
40,000      Federal National Mortgage Assoc. ...............................     1.29        11/14/03        39,936,933
38,000      Freddie Mac ....................................................     1.03        10/16/03        37,983,692

                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2003 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE            VALUE
-----------                                                                ------------   -------------  --------------
$ 24,000    Freddie Mac .................................................      1.07 %        12/19/03     $ 23,942,933
   2,000    Freddie Mac .................................................      1.08          12/15/03        1,995,440
                                                                                                          ------------
            U.S. GOVERNMENT AGENCIES (Cost $321,870,562).............................................      321,863,331
                                                                                                          ------------
            COMMERCIAL PAPER (a) (16.9%)
            Finance/Rental Leasing (3.0%)
  18,000    International Lease Finance Corp. ...........................      1.01          12/17/03       17,960,610
   6,600    Paccar Financial Corp. ......................................      1.00          10/20/03        6,596,517
                                                                                                          ------------
                                                                                                            24,557,127
                                                                                                          ------------
            FINANCIAL CONGLOMERATES (4.2%)
   5,000    General Electric Capital Corp. ..............................      1.06          12/17/03        4,988,517
   3,000    General Electric Capital Corp. ..............................      1.07          12/17/03        2,993,045
   8,000    General Electric Co. ........................................      1.06          12/16/03        7,981,862
  19,500    General Electric Co. ........................................      1.06          12/17/03       19,455,214
                                                                                                          ------------
                                                                                                            35,418,638
                                                                                                          ------------
            FOODS & BEVERAGES (1.4%)
  12,000    Nestle Capital Corp. ........................................      0.97          12/17/03       11,974,780
                                                                                                          ------------
            INSURANCE (6.1%)
  13,000    AIG Funding, Inc. ...........................................      1.04          12/17/03       12,970,707
  18,500    MetLife Funding, Inc. .......................................      1.00          10/01/03       18,500,000
  18,000    MetLife Funding, Inc. .......................................      1.01          10/30/03       17,985,355
   1,000    MetLife Funding, Inc. .......................................      1.03          10/30/03          999,170
                                                                                                          ------------
                                                                                                            50,455,232
                                                                                                          ------------
            INTERNATIONAL BANKS (2.2%)
  18,000    Barclays U.S. Funding Inc. ..................................      0.99          10/07/03       17,997,030
                                                                                                          ------------
            TOTAL COMMERCIAL PAPER (Cost $140,405,055)...............................................      140,402,807
                                                                                                          ------------
            REPURCHASE AGREEMENT (0.6%)
   4,833    The Bank of New York (dated 09/30/03; proceeds $4,833,588) (b)
            (Cost $4,833,445)............................................      1.063         04/01/03        4,833,445
                                                                                                          ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $467,109,062).........................................      467,099,583
                                                                                                          ------------
            TOTAL INVESTMENTS (Cost $818,698,861) (c)..................................          99.5%     824,351,213
            OTHER ASSETS IN EXCESS OF LIABILITIES .....................................           0.5        4,327,478
                                                                                                -----     ------------
            NET ASSETS ................................................................         100.0%    $828,678,691
                                                                                                =====     ============

                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2003 (UNAUDITED) CONTINUED

------------
  ARM   Adjustable Rate Mortgage.
  ETM   Escrowed to maturity.
  PC    Participation Certificate.
  PAC   Planned Amortization Class.
  TAC   Targeted Amortization Class.
  (+) Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate. Rate shown is the rate in effect at September 30, 2003.
  (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
  (b)   Collateralized by FNMA ARM 4.101% due 09/01/33 valued at $4,930,114.
  (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,631,678 and the aggregate gross unrealized depreciation is $979,326, resulting in net unrealized appreciation of $5,652,352.


Bond Insurance:
---------------
 Ambac  Ambac Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 MBIA   Municipal Bond Investors Assurance Corporation.



                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)



ASSETS:
Investments in securities, at value
 (cost $818,698,861) .........................................................     $ 824,351,213
Interest receivable ..........................................................         4,911,180
Prepaid expenses .............................................................            22,042
                                                                                   -------------
  TOTAL ASSETS ...............................................................       829,284,435
                                                                                   -------------
LIABILITIES:
Payable for:
  Management fee .............................................................           284,239
  Investment advisory fee ....................................................           189,492
Accrued expenses .............................................................           132,013
                                                                                   -------------
  TOTAL LIABILITIES ..........................................................           605,744
                                                                                   -------------
  NET ASSETS .................................................................     $ 828,678,691
                                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................................................     $ 749,048,490
Net unrealized appreciation ..................................................         5,652,352
Accumulated undistributed net investment income ..............................        69,246,814
Accumulated undistributed net realized gain ..................................         4,731,035
                                                                                   -------------
  Net Assets .................................................................     $ 828,678,691
                                                                                   =============
NET ASSET VALUE PER SHARE,
77,563,380 shares outstanding (unlimited shares authorized of $.01 par value)      $       10.68
                                                                                   =============




                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the six months ended September 30, 2003 (unaudited)



NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $  14,508,536
                                                   -------------
EXPENSES
Management fee ................................        1,638,147
Investment advisory fee .......................        1,092,098
Transfer agent fees and expenses ..............          154,208
Professional fees .............................           39,488
Registration fees .............................           24,375
Custodian fees ................................           22,717
Trustees' fees and expenses ...................            6,152
Other .........................................           29,256
                                                   -------------
  TOTAL EXPENSES ..............................        3,006,441
                                                   -------------
  NET INVESTMENT INCOME .......................       11,502,095
                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................        5,375,713
Net change in unrealized appreciation .........      (17,584,030)
                                                   -------------
  NET LOSS ....................................      (12,208,317)
                                                   -------------
NET DECREASE ..................................    $    (706,222)
                                                   =============



                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                     FOR THE SIX         FOR THE YEAR
                                                                                    MONTHS ENDED            ENDED
                                                                                 SEPTEMBER 30, 2003     MARCH 31, 2003
                                                                                --------------------   ---------------
                                                                                   (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .......................................................      $  11,502,095        $  41,061,527
Net realized gain (loss) ....................................................          5,375,713              (64,694)
Net change in unrealized appreciation .......................................        (17,584,030)          (7,768,596)
                                                                                   -------------        -------------
  NET INCREASE (DECREASE) ...................................................           (706,222)          33,228,237
Dividends to shareholders from net investment income ........................        (13,961,171)         (43,745,150)
                                                                                   -------------        -------------
  NET DECREASE ..............................................................        (14,667,393)         (10,516,913)
NET ASSETS:
Beginning of period .........................................................        843,346,084          853,862,997
                                                                                   -------------        -------------
END OF PERIOD
(Including accumulated undistributed net investment income of $69,246,814 and
 $71,705,890, respectively) .................................................      $ 828,678,691        $ 843,346,084
                                                                                   =============        =============



                        See Notes to Financial Statements

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2003 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES
TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

The last day of trading of the Trust's shares on New York Stock Exchange will be December 5, 2003. All shareholders of record as of December 5, 2003 will receive a final distribution on December 15, 2003, which will constitute a liquidation distribution representing all or substantially all of the assets of the Trust with each shareholder receiving a final payment equal to the net asset value of his or her shares.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Investment Management Company (the "Adviser") the sale price or bid price are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2003 (UNAUDITED) CONTINUED

D. FEDERAL INCOME TAX POLICY -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS
Pursuant to a Management Agreement, the Trust pays Morgan Stanley Services Company Inc. (the "Manager") a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended September 30, 2003 were as follows:



                                                                SALES/PREPAYMENTS
                                                               ------------------
U.S. Government Agencies ...................................       $85,732,630
Private Issue Collateralized Mortgage Obligations ..........        38,336,595

Morgan Stanley Trust, an affiliate of the Manager, is the Trust's transfer agent. At September 30, 2003, the Trust had transfer agent fees and expenses payable of approximately $48,500.

4. SHARES OF BENEFICIAL INTEREST
There were no transactions in shares of beneficial interest.

                                                                                                          CAPITAL PAID
                                                                                           PAR VALUE      IN EXCESS OF
                                                                              SHARES       OF SHARES       PAR VALUE
                                                                           ------------   -----------   ---------------
Balance, March 31, 2002, March 31, 2003 and September 30, 2003 .........   77,563,380      $775,634      $748,272,856
                                                                           ==========      ========      ============

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2003 (UNAUDITED) CONTINUED

nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2003, the Fund had a net capital loss carryforward of $580,380 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year).


6. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS
Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At September 30, 2003, there were no reverse repurchase agreements or dollar rolls outstanding.


7. DIVIDENDS
The Trust declared the following dividends from net investment income:


       DECLARATION            AMOUNT           RECORD              PAYABLE
          DATE              PER SHARE           DATE                DATE
------------------------   -----------   -----------------   ------------------
    September 23, 2003       $ 0.03      October 3, 2003     October 17,  2003

On January 28, 2003, the Trust's Board of Trustees adopted a plan of liquidation to take effect on April 1, 2003 whereby any dividend distributions declared to shareholders after that date and up to the Trust's termination date will be deemed liquidating distributions.


8. LITIGATION
There is one litigation matter pending, a purported class action filed on behalf of the residents of Florida, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants - but not against the Trust. This matter, currently pending in the Florida State Court, generally alleges violations of the state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. The action has been settled subject to Court approval.

TCW/DW TERM TRUST 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                      FOR THE YEAR ENDED MARCH 31,
                                          MONTHS ENDED    ---------------------------------------------------------------
                                       SEPTEMBER 30, 2003     2003        2002        2001         2000          1999
                                      ------------------- ----------- ----------- ----------- ------------- -------------
                                          (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .............................      $  10.87         $ 11.01     $ 10.75     $  9.91       $ 10.36       $ 10.11
                                           --------         -------     -------     -------       -------       -------
Income (loss) from investment operations:
 Net investment income ..............          0.15*           0.53*       0.78*       0.63*        0.73*        0.74
 Net realized and unrealized gain
  (loss) ............................         (0.16)          (0.11)       0.03        0.76         (0.57)        0.09
                                           --------         --------    --------    --------      -------       -------
Total (loss) income from
 investment operations ..............         (0.01)           0.42        0.81        1.39         0.16          0.83
                                           --------         --------    --------    --------      -------       -------
Less dividends from net
 investment income ..................         (0.18)          (0.56)      (0.56)      (0.59)       (0.64)        (0.63)
                                           --------         --------    --------    --------      -------       -------
Anti-dilutive effect of acquiring
 treasury shares* ...................            --              --        0.01        0.04         0.03          0.05
                                           --------         --------    --------    --------      -------       -------
Net asset value, end of period ......      $  10.68         $ 10.87     $ 11.01     $ 10.75       $  9.91       $ 10.36
                                           ========         =======     =======     =======       =======       =======
Market value, end of period .........      $  10.59         $ 10.73     $ 10.65     $ 10.13       $ 8.875       $ 9.375
                                           ========         =======     =======     =======       =======       =======
TOTAL RETURN(+)......................          0.36%(1)        6.13%      10.91%      21.43%         1.46%        10.56%
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ..................          0.72%(2)        0.72%       0.74%       0.73%         0.73%         0.74%
Interest expense ....................             -              --        0.69%       2.62%         2.38%         2.40%
Total expenses ......................          0.72%(2)        0.72%       1.43%       3.35%         3.11%         3.14%
Net investment income ...............          2.74%(2)        4.79%       7.09%       6.21%         7.31%         6.93%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ..........................      $828,679        $843,346    $853,863    $855,638      $831,317      $905,779
Portfolio turnover rate .............           --  (+/+)        33%          1%          5%            6%           --

-----------
  * The per share amounts were computed using an average number of shares outstanding during the period.
 (+) Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
 (1)  Not annualized.
 (2)  Annualized.
(+/+) Less than 0.5%

                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid


OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary


TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


MANAGER
Morgan Stanley Services Company Inc.
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311


ADVISER
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


                                                   37932RPT-00-12646J03-0P-10/03


                                                                   [TCW/DW LOGO]






                                                                 TERM TRUST 2003


                                                               [GRAPHIC OMITTED]


                                                               Semiannual Report
                                                              September 30, 2003

Item 2. Code of Ethics

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Trust has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.



Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW/DW Term Trust 2003
Ronald E. Robison
Principal Executive Officer
November 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
November 19, 2003

Francis Smith
Principal Financial Officer
November 19, 2003

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003


I. This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

     o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o compliance with applicable laws and governmental rules and regulations;

     o prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act) of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

     o cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o service or significant business relationships as a director on the board of any public or private company;

     o accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

     o each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company Act (the "Independent Directors/Trustees/Managing General Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

--------------------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion



I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.


_____________________________

Date:________________________

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

          1.   I have reviewed this report on Form N-CSR of TCW/DW Term Trust
               2003;

          2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

          3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: November 19, 2003



                                                  Ronald E. Robison

                                                  Principal Executive Officer

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

          1.   I have reviewed this report on Form N-CSR of TCW/DW Term Trust
               2003;

          2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

          3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

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

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: November 19, 2003



                                      Francis Smith

                                      Principal Financial Officer

                           SECTION 906 CERTIFICATION

               Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                 Section 906 of the Sarbanes-Oxley Act of 2002

TCW/DW Term Trust 2003

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: November 19, 2003                      Ronald E. Robison
                                             Principal Executive Officer


A signed original of this written statement required by Section 906 has been provided to TCW/DW Term Trust 2003 and will be retained by TCW/DW Term Trust 2003 and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

TCW/DW Term Trust 2003

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: November 19, 2003                        Francis Smith
                                               Principal Financial Officer


A signed original of this written statement required by Section 906 has been provided to TCW/DW Term Trust 2003 and will be retained by TCW/DW Term Trust 2003 and furnished to the Securities and Exchange Commission or its staff upon request.



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